Prepaid expenses	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	Prepaid expenses

(EUR thousand)	As of March 31
Prepaid expenses	2021	2020	2019
Insurance	1,428	2,052	1,978
Office and IT-related expenses	3,032	3,013	4,904
Accrued income	186	739	2,037
Merchants	132	1,586	5,219
Other prepaid expenses	593	529	907
Total	5,371	7,919	15,045
A limited set of advance payments for contracts with customers is being recorded as a prepaid expense under the name “Merchants” in the financial statement, as presented in the table above and is predominantly expected to be settled within the next 12 months as a reduction in revenue.